Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Assumptions used to Determine Fair Value of Share Options Granted

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with assistance from independent valuation firms. Assumptions used to determine the fair value of share options granted during the years ended December 31, 2015, 2016 and 2017 are summarized in the following table:

	For the years ended December 31,
	2015	2016	2017
Risk-free interest rate	2.04%	1.62%-2.85%	2.2%
Expected volatility	46.1%	46.2%	49.0%
Expected life of option (years)	10	10	9.76-10
Expected dividend yield	0.0%	0.0%	0.0%
Fair value per ordinary share	5.83	7.5	12.56

Summary of Stock Option Activity

A summary of the stock option activity under the 2015 Plan during the year ended December 31, 2017 is included in the table below.

	Options granted Share Number	Weighted average exercise price per option
		RMB
Outstanding at January 1, 2017	6,078,298	0.91
Granted	2,045,688	1.26
Exercised	135,000	0.65
Cancelled and Forfeited	650,427	0.14
Outstanding at December 31, 2017	7,338,559	1.03

Summary of Share Options Granted

The following table summarizes information regarding the share options granted as of December 31, 2017:

	As of December 31, 2017
	Options Number	Weighted- average exercise price per option	Weighted- average remaining exercise contractual life (years)	Aggregate intrinsic value
		RMB		RMB
Options
Outstanding	7,338,559	1.03	8.38	94,233
Exercisable	1,400,000	5.42	8.46	17,977
Expected to vest	5,938,559	—	8.36	76,256

Summary of Restricted Stock Units Activity

A summary of the restricted stock units activity during the year ended December 31, 2017 is presented below:

RSUs
Unvested balance at January 1, 2017	1,176,050
Granted	1,700,000
Cancelled and Forfeited	577,275
Unvested balance at December 31, 2017	2,298,775

Total Share-based Compensation Recognized

Total share-based compensation recognized was as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Research and development	2,588	2,626	6,983
General and administrative	53,403	55,109	55,804
Total stock-based compensation expense (1)	55,991	57,735	62,787

Founders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Non-vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2017 is presented below:

Number of shares
Outstanding at January 1, 2017	34,175,373
Granted	—
Forfeited	—
Vested	11,391,791
Outstanding at December 31, 2017	22,783,582